Note 3 - Loans	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Notes to Financial Statements
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
Note
3
– Loans

Major classifications of loans were as follows:

	March 31, 2019	June 30, 2018
Commercial	$69,706	$60,995
Commercial real estate:
Construction	11,250	5,394
Other	192,899	183,383
1 – 4 Family residential real estate:
Owner occupied	52,844	47,433
Non-owner occupied	15,044	15,516
Construction	1,950	1,171
Consumer	3,995	4,873
Subtotal	347,688	318,765
Net Deferred loan fees and costs	(226)	(256)
Allowance for loan losses	(3,656)	(3,422)
Net Loans	$343,806	$315,087

The following table presents the activity in the allowance for loan losses by portfolio segment for the three
months ended
March 31, 2019:

			1-4 Family
		Commercial	Residential
		Real	Real
	Commercial	Estate	Estate	Consumer	Total

Allowance for loan losses:
Beginning balance	$622	$2,397	$496	$54	$3,569
Provision for loan losses	—	102	5	(2)	105
Loans charged-off	—	(25)	—	(9)	(34)
Recoveries	—	7	2	7	16
Total ending allowance balance	$622	$2,481	$503	$50	$3,656

The following table presents the activity in the allowance for loan losses by portfolio segment for the nine
months ended
March 31, 2019:

			1-4 Family
		Commercial	Residential
		Real	Real
	Commercial	Estate	Estate	Consumer	Total

Allowance for loan losses:
Beginning balance	$586	$2,277	$499	$60	$3,422
Provision for loan losses	36	(591)	(2)	2	(555)
Loans charged-off	—	(80)	—	(30)	(110)
Recoveries	—	875	6	18	899
Total ending allowance balance	$622	$2,481	$503	$50	$3,656

The following table presents the activity in the allowance for loan losses by portfolio segment for the three
months ended
March 31, 2018:

			1-4 Family
		Commercial	Residential
		Real	Real
	Commercial	Estate	Estate	Consumer	Total

Allowance for loan losses:
Beginning balance	$555	$2,144	$461	$65	$3,225
Provision for loan losses	4	96	15	(15)	100
Loans charged-off	—	(4)	—	(11)	(15)
Recoveries	—	1	2	10	13
Total ending allowance balance	$559	$2,237	$478	$49	$3,323

The following table presents the activity in the allowance for loan losses by portfolio segment for the nine
months ended
March 31, 2018:

			1-4 Family
		Commercial	Residential
		Real	Real
	Commercial	Estate	Estate	Consumer	Total
Allowance for loan losses:
Beginning balance	$518	$2,038	$473	$57	$3,086
Provision for loan losses	39	178	35	(2)	250
Loans charged-off	—	(4)	(33)	(19)	(56)
Recoveries	2	25	3	13	43
Total ending allowance balance	$559	$2,237	$478	$49	$3,323

The following table presents the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of
March 31, 2019.
Included in the recorded investment in loans is
$872
of accrued interest receivable.

			1-4 Family
		Commercial	Residential
		Real	Real
	Commercial	Estate	Estate	Consumer	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$—	$7	$—	$—	$7
Collectively evaluated for impairment	622	2,474	503	50	3,649
Total ending allowance balance	$622	$2,481	$503	$50	$3,656

Recorded investment in loans:
Loans individually evaluated for impairment	$112	$1,320	$367	$—	$1,799
Loans collectively evaluated for impairment	69,694	202,868	69,977	3,996	346,535
Total ending loans balance	$69,806	$204,188	$70,344	$3,996	$348,334

The following table presents the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of
June 30, 2018.
Included in the recorded investment in loans is
$732
of accrued interest receivable.

			1-4 Family
		Commercial	Residential
		Real	Real
	Commercial	Estate	Estate	Consumer	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$—	$29	$—	$—	$29
Collectively evaluated for impairment	586	2,248	499	60	3,393
Total ending allowance balance	$586	$2,277	$499	$60	$3,422

Recorded investment in loans:
Loans individually evaluated for impairment	$100	$1,562	$398	$—	$2,060
Loans collectively evaluated for impairment	60,979	187,191	64,135	4,876	317,181
Total ending loans balance	$61,079	$188,753	$64,533	$4,876	$319,241

The following table presents information related to unpaid principal balance, recorded investment and interest income associated with loans individually evaluated for impairment by class of loans as of
March 31, 2019
and for the
nine
months ended
March 31, 2019:

	As of March 31, 2019			Nine Months ended March 31, 2019
	Unpaid		Allowance for Loan	Average	Interest	Cash Basis
	Principal	Recorded	Losses	Recorded	Income	Interest
	Balance	Investment	Allocated	Investment	Recognized	Recognized
With no related allowance recorded:
Commercial	$112	$112	$—	$100	$5	$5
Commercial real estate:
Other	1,315	1,097	—	1,176	28	28
1-4 Family residential real estate:
Owner occupied	126	95	—	98	—	—
Non-owner occupied	302	272	—	283	—	—
With an allowance recorded:
Commercial real estate:
Other	222	223	7	227	10	10
Total	$2,077	$1,799	$7	$1,884	$43	$43

The following table presents information related to average recorded investment and interest income associated with loans individually evaluated for impairment by class of loans for the three
months ended
March 31, 2019:

	Average	Interest	Cash Basis
	Recorded	Income	Interest
	Investment	Recognized	Recognized
With no related allowance recorded:
Commercial	$116	$2	$2
Commercial real estate:
Other	1,019	9	9
1-4 Family residential real estate:
Owner occupied	96	—	—
Non-owner occupied	275	—	—
With an allowance recorded:
Commercial real estate:
Other	224	3	3
Total	$1,730	$14	$14

The following table presents information related to unpaid principal balance, recorded investment and interest income associated with loans individually evaluated for impairment by class of loans as of
June 30, 2018
and for the
nine
months ended
March 31, 2018:

	As of June 30, 2018			Nine Months ended March 31, 2018
	Unpaid		Allowance for Loan	Average	Interest	Cash Basis
	Principal	Recorded	Losses	Recorded	Income	Interest
	Balance	Investment	Allocated	Investment	Recognized	Recognized
With no related allowance recorded:
Commercial	$100	$100	$—	$119	$5	$5
Commercial real estate:
Other	1,330	1,330	—	1,082	24	24
1-4 Family residential real estate:
Owner occupied	101	101	—	61	—	—
Non-owner occupied	297	297	—	318	—	—
With an allowance recorded:
Commercial real estate:
Other	231	232	29	302	8	8
Total	$2,059	$2,060	$29	$1,882	$37	$37

The following table presents information related to average recorded investment and interest income associated with loans individually evaluated for impairment by class of loans for the three
months ended
March 31, 2018:

	Average	Interest	Cash Basis
	Recorded	Income	Interest
	Investment	Recognized	Recognized
With no related allowance recorded:
Commercial	$122	$2	$2
Commercial real estate:
Other	1,131	8	8
1-4 Family residential real estate:
Owner occupied	23	—	—
Non-owner occupied	309	—	—
With an allowance recorded:
Commercial real estate:
Other	234	3	3
Total	$1,819	$13	$13

The following table presents the recorded investment in non-accrual and loans past due over
90
days still on accrual by class of loans as of
March 31, 2019
and
June 30, 2018:

	March 31, 2019		June 30, 2018
		Loans Past Due		Loans Past Due
		Over 90 Days		Over 90 Days
		Still		Still
	Non-accrual	Accruing	Non-accrual	Accruing
Commercial real estate:
Other	$458	$—	$702	$—
1 – 4 Family residential:
Owner occupied	87	—	90	—
Non-owner occupied	272	—	298	—
Total	$817	$—	$1,090	$—

Non-accrual loans and loans past due
90
days still on accrual include both smaller balance homogeneous loans that are collectively evaluated for impairment and individually classified impaired loans.

The following table presents the aging of the recorded investment in past due loans as of
March 31, 2019
by class of loans:

	Days Past Due
	30 - 59	60 - 89	90 Days or	Total	Loans Not
	Days	Days	Greater	Past Due	Past Due	Total
Commercial	$27	$—	$—	$27	$69,779	$69,806
Commercial real estate:
Construction	—	—	—	—	11,236	11,236
Other	654	22	—	676	192,276	192,952
1-4 Family residential:
Owner occupied	15	—	80	95	53,228	53,323
Non-owner occupied	—	—	—	—	15,047	15,047
Construction	—	—	—	—	1,974	1,974
Consumer	1	—	—	1	3,995	3,996
Total	$697	$22	$80	$799	$347,535	$348,334

The above table of past due loans includes the recorded investment in non-accrual loans of
$18
in the
30
-
59
days category,
$80
in the
90
days or greater category and
$719
in the loans
not
past due category.

The following table presents the aging of the recorded investment in past due loans as of
June 30, 2018
by class of loans:

	Days Past Due
	30 - 59	60 - 89	90 Days or	Total	Loans Not
	Days	Days	Greater	Past Due	Past Due	Total
Commercial	$—	$—	$—	$—	$61,079	$61,079
Commercial real estate:
Construction	—	—	—	—	5,386	5,386
Other	238	—	—	238	183,129	183,367
1-4 Family residential:
Owner occupied	11	—	80	91	47,738	47,829
Non-owner occupied	—	—	—	—	15,514	15,514
Construction	—	—	—	—	1,190	1,190
Consumer	7	—	—	7	4,869	4,876
Total	$256	$—	$80	$336	$318,905	$319,241

The above table of past due loans includes the recorded investment in non-accrual loans of
$249
in the
30
-
59
days,
$80
in the
90
days or greater category and
$761
in the loans
not
past due category.

Troubled Debt Restructurings (TDR):
Consumers has certain loans that have been modified in order to maximize collection of loan balances. A modified loan is classified as a TDR if, for economic reasons, management grants a concession to the original terms and conditions of the loan to a borrower who is experiencing financial difficulties that it would not
have otherwise considered.

At
March 31, 2019
and
June 30, 2018,
Consumers had
$1,314
and
$1,269,
respectively, of loans classified as TDRs which are included in impaired loans above. As of
March 31, 2019
and
June 30, 2018,
Consumers had committed to lend an additional
$73
and
$174,
respectively, to customers with outstanding loans that were classified as troubled debt restructurings. At
March 31, 2019
and
June 30, 2018,
Consumers had
$7
and
$29,
respectively, of specific reserves allocated to these loans.

During the
three
-month period ended
March 31, 2019,
the terms of a loan to
one
borrower were modified as a troubled debt restructuring. The modification of the terms of the loan included a combination of forgiveness of a portion of the principal amount owed, which resulted in a reduction in the monthly payment amount. The following table presents loans by class modified as troubled debt restructurings that occurred during the period ended
March 31, 2019:

		Pre-Modification	Post-Modification
	Number of	Outstanding Recorded	Outstanding Recorded
	Loans	Investment	Investment
Commercial real estate:
Other	1	$161	$59
Total	1	$161	$59

The troubled debt restructuring described above increased the allowance for loan losses and resulted in a charge-off of
$80
during the period ended
March 31, 2019.
During the
three
and
nine
-month periods ended
March 31, 2018,
there were
no
loan modifications completed that were classified as troubled debt restructurings. There were no
charge offs from troubled debt restructurings that were completed during the three
and
nine
-month periods ended
March 31, 2018.

There were
no
loans classified as troubled debt restructurings for which there was a payment default within
12
months following the modification during the
three
and
nine
-month periods ended
March 31, 2019
and
2018.
A loan is considered in payment default once it is
90
days contractually past due under the modified terms.

Credit Quality Indicators:
Consumers categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, current economic trends and other relevant information. Consumers analyzes loans individually by classifying the loans as to credit risk. This analysis includes loans with a total outstanding loan relationship greater than
$100
and non-homogeneous loans, such as commercial and commercial real estate loans. Management monitors the loans on an ongoing basis for any changes in the borrower’s ability to service their debt and affirms the risk ratings for the loans and leases in their respective portfolio on an annual basis. Consumers uses the following definitions for risk ratings:

Special Mention.
Loans classified as special mention have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may
result in deterioration of the repayment prospects for the loan or of the institution’s credit position at some future date.

Substandard.
Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not
corrected.

Doubtful.
Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

Loans
not
meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass rated loans. Loans listed as not
rated are either less than
$100
or are included in groups of homogeneous loans. These loans are evaluated based on delinquency status, which are disclosed in the previous table within this footnote. Based on the most recent analysis performed, the recorded investment by risk category of loans by class of loans was as follows:

	As of March 31, 2019
		Special			Not
	Pass	Mention	Substandard	Doubtful	Rated
Commercial	$63,208	$5,215	$1,037	$—	$346
Commercial real estate:
Construction	11,171	65	—	—	—
Other	177,340	7,132	6,232	458	1,790
1-4 Family residential real estate:
Owner occupied	2,248	89	25	7	50,954
Non-owner occupied	13,834	184	325	272	432
Construction	—	—	—	—	1,974
Consumer	27	—	—	—	3,969
Total	$267,828	$12,685	$7,619	$737	$59,465

	As of June 30, 2018
		Special			Not
	Pass	Mention	Substandard	Doubtful	Rated
Commercial	$59,214	$288	$1,162	$—	$415
Commercial real estate:
Construction	5,386	—	—	—	—
Other	172,471	7,061	1,878	702	1,255
1-4 Family residential real estate:
Owner occupied	2,577	—	27	11	45,214
Non-owner occupied	14,025	195	417	298	579
Construction	8	—	—	—	1,182
Consumer	93	—	—	—	4,783
Total	$253,774	$7,544	$3,484	$1,011	$53,428

NOTE
3—LOANS

Major classifications of loans were as follows as of
June
30:

	2018	2017
Commercial	$60,995	$46,380
Commercial real estate:
Construction	5,394	5,604
Other	183,383	158,225
1 – 4 Family residential real estate:
Owner occupied	47,433	41,411
Non-owner occupied	15,516	14,415
Construction	1,171	1,988
Consumer	4,873	5,138
Subtotal	318,765	273,161
Net Deferred loan fees and costs	(256)	(294)
Allowance for loan losses	(3,422)	(3,086)
Net loans	$315,087	$269,781

The following table presents the activity in the allowance for loan losses by portfolio segment for the year ending
June 30, 2018:

			1-4 Family
		Commercial	Residential
		Real	Real
	Commercial	Estate	Estate	Consumer	Total

Allowance for loan losses:
Beginning balance	$518	$2,038	$473	$57	$3,086
Provision for loan losses	51	202	45	12	310
Loans charged-off	—	(4)	(33)	(24)	(61)
Recoveries	17	41	14	15	87
Total ending allowance balance	$586	$2,277	$499	$60	$3,422

The following table presents the activity in the allowance for loan losses by portfolio segment for the year ending
June 30, 2017:

			1-4 Family
		Commercial	Residential
		Real	Real
	Commercial	Estate	Estate	Consumer	Total

Allowance for loan losses:
Beginning balance	$505	$2,518	$402	$141	$3,566
Provision for loan losses	18	581	77	(80)	596
Loans charged-off	(6)	(1,061)	(44)	(37)	(1,148)
Recoveries	1	—	38	33	72
Total ending allowance balance	$518	$2,038	$473	$57	$3,086

The following table presents the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of
June 30, 2018.
Included in the recorded investment in loans is
$732
of accrued interest receivable.

			1-4 Family
		Commercial	Residential
		Real	Real
	Commercial	Estate	Estate	Consumer	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$—	$29	$—	$—	$29
Collectively evaluated for impairment	586	2,248	499	60	3,393

Total ending allowance balance	$586	$2,277	$499	$60	$3,422

Recorded investment in loans:
Loans individually evaluated for impairment	$100	$1,562	$398	$—	$2,060
Loans collectively evaluated for impairment	60,979	187,191	64,135	4,876	317,181

Total ending loans balance	$61,079	$188,753	$64,533	$4,876	$319,241

The following table presents the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of
June 30, 2017.
Included in the recorded investment in loans is
$581
of accrued interest receivable.

			1-4 Family
		Commercial	Residential
		Real	Real
	Commercial	Estate	Estate	Consumer	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$—	$42	$2	$—	$44
Collectively evaluated for impairment	518	1,996	471	57	3,042

Total ending allowance balance	$518	$2,038	$473	$57	$3,086

Recorded investment in loans:
Loans individually evaluated for impairment	$444	$1,587	$203	$—	$2,234
Loans collectively evaluated for impairment	45,993	162,176	57,901	5,144	271,214

Total ending loans balance	$46,437	$163,763	$58,104	$5,144	$273,448

The following table presents information related to loans individually evaluated for impairment by class of loans as of and for the year ended
June 30, 2018:

	Unpaid		Allowance for	Average	Interest	Cash Basis
	Principal	Recorded	Loan Losses	Recorded	Income	Interest
	Balance	Investment	Allocated	Investment	Recognized	Recognized

With no related allowance recorded:
Commercial	$100	$100	$—	$111	$5	$5
Commercial real estate:
Other	1,330	1,330	—	1,102	17	17
1-4 Family residential real estate:
Owner occupied	101	101	—	71	—	—
Non-owner occupied	297	297	—	314	—	—
With an allowance recorded:
Commercial real estate:
Other	231	232	29	285	28	28
Total	$2,059	$2,060	$29	$1,883	$50	$50

The following table presents information related to loans individually evaluated for impairment by class of loans as of and for the year ended
June 30, 2017:

	Unpaid		Allowance for	Average	Interest	Cash Basis
	Principal	Recorded	Loan Losses	Recorded	Income	Interest
	Balance	Investment	Allocated	Investment	Recognized	Recognized

With no related allowance recorded:
Commercial	$482	$444	$—	$207	$80	$80
Commercial real estate:
Construction	—	—	—	87	6	6
Other	1,928	1,039	—	951	105	105
1-4 Family residential real estate:
Owner occupied	104	103	—	119	—	—
Non-owner occupied	—	—	—	183	—	—
With an allowance recorded:
Commercial real estate:
Other	548	548	42	1,884	21	21
1-4 Family residential real estate:
Owner occupied	99	100	2	120	6	6
Total	$3,161	$2,234	$44	$3,551	$218	$218

The following table presents the recorded investment in non-accrual and loans past due over
90
days still on accrual by class of loans as of
June 30, 2018
and
2017:

	June 30, 2018		June 30, 2017
		Loans Past Due		Loans Past Due
		Over 90 Days		Over 90 Days
		Still		Still
	Non-accrual	Accruing	Non-accrual	Accruing
Commercial	$—	$—	$368	$—
Commercial real estate:
Other	702	—	729	—
1 – 4 Family residential:
Owner occupied	90	—	90	—
Non-owner occupied	298	—	—	—
Total	$1,090	$—	$1,187	$—

Non-accrual loans and loans past due
90
days still on accrual include both smaller balance homogeneous loans that are collectively evaluated for impairment and individually classified impaired loans.

The following table presents the aging of the recorded investment in past due loans as of
June 30, 2018
by class of loans:

	Days Past Due
	30 - 59	60 - 89	90 Days or	Total	Loans Not
	Days	Days	Greater	Past Due	Past Due	Total
Commercial	$—	$—	$—	$—	$61,079	$61,079
Commercial real estate:
Construction	—	—	—	—	5,386	5,386
Other	238	—	—	238	183,129	183,367
1-4 Family residential:
Owner occupied	11	—	80	91	47,738	47,829
Non-owner occupied	—	—	—	—	15,514	15,514
Construction	—	—	—	—	1,190	1,190
Consumer	7	—	—	7	4,869	4,876
Total	$256	$—	$80	$336	$318,905	$319,241

The above table of past due loans includes the recorded investment in non-accrual loans of
$249
in the
30
-
59
days,
$80
in the
90
days or greater category and
$761
in the loans
not
past due category.

The following table presents the aging of the recorded investment in past due loans as of
June 30, 2017
by class of loans:

	Days Past Due
	30 - 59	60 - 89	90 Days or	Total	Loans Not
	Days	Days	Greater	Past Due	Past Due	Total
Commercial	$—	$—	$35	$35	$46,402	$46,437
Commercial real estate:
Construction	—	—	—	—	5,596	5,596
Other	—	—	130	130	158,037	158,167
1-4 Family residential:
Owner occupied	13	—	74	87	41,605	41,692
Non-owner occupied	—	—	—	—	14,416	14,416
Construction	—	—	—	—	1,996	1,996
Consumer	22	—	—	22	5,122	5,144
Total	$35	$—	$239	$274	$273,174	$273,448

The above table of past due loans includes the recorded investment in non-accrual loans of
$239
in the
90
days or greater category and
$948
in the loans
not
past due category.

Troubled Debt Restructurings (TDR):
Consumers has certain loans that have been modified in order to maximize collection of loan balances. A modified loan is classified as a TDR if, for economic reasons, management grants a concession to the original terms and conditions of the loan to a borrower who is experiencing financial difficulties that it would not
have otherwise considered.

At
June 30, 2018
and
2017,
Consumers had
$1,269
and
$1,740,
respectively, of loans classified as TDRs which are included in impaired loans above. At
June 30, 2018
and
2017,
Consumers had
$29
and
$33,
respectively, of specific reserves allocated to these loans.

There were
no
loan modifications completed during the
2018
fiscal year that were classified as troubled debt restructurings. As of
June 30, 2018,
Consumers had committed to lend an additional
$174
to customers with outstanding loans that were classified as troubled debt restructurings.

During the fiscal year ended
June 30, 2017,
the terms of certain loans were modified as troubled debt restructurings. The modification of the terms of such loans included a combination of an extension of the maturity date and the extension of additional credit to provide operating funds. The following table presents loans by class modified as troubled debt restructurings that occurred during the year ended
June 30, 2017:

		Pre-Modification	Post-Modification
	Number of	Outstanding Recorded	Outstanding Recorded
	Loans	Investment	Investment
Commercial	2	$518	$518
Commercial real estate:
Other	1	512	512
Total	3	$1,030	$1,030

The troubled debt restructurings described above did
not
increase the allowance for loan losses or result in any charge-offs during the twelve
months ended
June 30, 2017.
As of
June 30, 2017,
Consumers had committed to lend an additional
$175
as part of the restructurings described above. There were
no
loans classified as troubled debt restructurings that were modified within the last twelve
months for which there was a payment default.

Credit Quality Indicators:
Consumers categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. Consumers analyzes loans individually by classifying the loans as to credit risk. This analysis includes loans with a total outstanding loan relationship greater than
$100
and non-homogeneous loans, such as commercial and commercial real estate loans. This analysis is performed on a monthly basis. Consumers uses the following definitions for risk ratings:

Special Mention.
Loans classified as special mention have a potential weakness that deserves management's close attention. If left uncorrected, these potential weaknesses may
result in deterioration of the repayment prospects for the loan or of the institution's credit position at some future date.

Substandard.
Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not
corrected.

Doubtful.
Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

Loans
not
meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass rated loans. Loans listed as not
rated are either less than
$100
or are included in groups of homogeneous loans. These loans are evaluated based on delinquency status, which was discussed previously.

As of
June 30, 2018,
and based on the most recent analysis performed, the recorded investment by risk category of loans by class of loans is as follows:

		Special			Not
	Pass	Mention	Substandard	Doubtful	Rated
Commercial	$59,214	$288	$1,162	$—	$415
Commercial real estate:
Construction	5,386	—	—	—	—
Other	172,471	7,061	1,878	702	1,255
1-4 Family residential real estate:
Owner occupied	2,577	—	27	11	45,214
Non-owner occupied	14,025	195	417	298	579
Construction	8	—	—	—	1,182
Consumer	93	—	—	—	4,783
Total	$253,774	$7,544	$3,484	$1,011	$53,428

As of
June 30, 2017,
and based on the most recent analysis performed, the recorded investment by risk category of loans by class of loans is as follows:

		Special			Not
	Pass	Mention	Substandard	Doubtful	Rated
Commercial	$44,435	$907	$642	$—	$453
Commercial real estate:
Construction	4,514	1,035	—	4	43
Other	150,460	5,110	1,566	470	561
1-4 Family residential real estate:
Owner occupied	2,668	—	11	30	38,983
Non-owner occupied	13,633	210	261	187	125
Construction	1,223	—	—	—	773
Consumer	145	—	—	—	4,999
Total	$217,078	$7,262	$2,480	$691	$45,937